Income Tax (Tax Credit Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 1,264	$ 1,733
Foreign Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	570
Foreign Tax Authority | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	570
Foreign Tax Authority | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business credit
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	633
General business credit | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business credit | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business credit | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	104
General business credit | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	529
General business credit | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	342
Other tax credit | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 342